Stock Compensation	9 Months Ended
Mar. 31, 2014
Stock Compensation [Abstract]
STOCK COMPENSATION
Note 12 – STOCK COMPENSATION

Restricted shares
On July 23, 2013, the Company entered into a consulting agreement to promote the Company's image in both the industry and capital markets.  In connection with the agreements, the Company was to issue 170,632 shares of Common Stock valued at $2.02 (stock price at grant date), and recorded $344,675 as deferred compensation.  During the nine months ended March 31, 2014, the Company amortized $199,339 as stock-based compensation.

Number of shares
Granted but not issued June 30, 2013	338,368
Issued during nine months ended March 31, 2014	-
Granted during nine months ended March 31, 2014	170,632
Granted but not issued March 31, 2014	509,000